Abacus Settlements LLC - REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Disaggregation of Revenue [Line Items]
Total portfolio servicing revenue					$ 25,203,463	$ 22,592,144
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE | Agent
Disaggregation of Revenue [Line Items]
Total portfolio servicing revenue					12,156,552	7,668,256
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE | Broker
Disaggregation of Revenue [Line Items]
Total portfolio servicing revenue					9,938,808	11,378,713
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE | Client direct
Disaggregation of Revenue [Line Items]
Total portfolio servicing revenue					$ 3,108,103	$ 3,545,175
Abacus Settlements, LLC
Disaggregation of Revenue [Line Items]
Total portfolio servicing revenue	$ 6,884,690	$ 6,031,480	$ 13,184,676	$ 19,046,144
Abacus Settlements, LLC | Agent
Disaggregation of Revenue [Line Items]
Total portfolio servicing revenue	3,334,402	2,982,371	7,143,016	8,673,072
Abacus Settlements, LLC | Broker
Disaggregation of Revenue [Line Items]
Total portfolio servicing revenue	2,809,499	2,128,912	4,675,973	7,856,882
Abacus Settlements, LLC | Client direct
Disaggregation of Revenue [Line Items]
Total portfolio servicing revenue	$ 740,789	$ 920,197	$ 1,365,687	$ 2,516,190